Advance to Suppliers (Tables)	12 Months Ended
Dec. 31, 2024
Advance to Suppliers [Abstract]
Schedule of Advance to Suppliers

Advance to suppliers consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Advance to suppliers	19,288	17,789	2,437
Less: Allowance for expected credit losses	(8,472)	(8,323)	(1,140)
	10,816	9,466	1,297

Schedule of Allowance for Doubtful Accounts	An analysis of the expected credit losses was as follows:
	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at beginning of the year	(8,366)	(8,472)	(1,161)
Additional (allowance)/reversal for expected credit losses	(106)	149	21
Balance at the end of the year	(8,472)	(8,323)	(1,140)